Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 5,902	$ 7,501	$ 10,211
Research & development	(25,353)	(27,189)	(32,815)
Manufacturing commercialization	(15,717)	(27,733)	(30,757)
Management and administration	(23,626)	(25,374)	(27,210)
Fair value remeasurement of contingent consideration	(9,693)	8,771	913
Fair value remeasurement of warrant liability	779	(2,205)	5,896
Other operating income and expenses	2,570	4,250	(536)
Finance costs	(23,009)	(20,122)	(17,288)
Loss before income tax	(88,147)	(82,101)	(91,586)
Income tax benefit/(expense)	191	212	239
Loss attributable to the owners of Mesoblast Limited	$ (87,956)	$ (81,889)	$ (91,347)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in dollars per share)	$ (0.0891)	$ (0.1053)	$ (0.1338)
Diluted - losses per share (in dollars per share)	$ (0.0891)	$ (0.1053)	$ (0.1338)